UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

Multi-Sector Account Portfolios	September 30, 2017

T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Par/Shares	$ Value
ARGENTINA 7.3%		
Corporate Bonds 6.8%		
Banco de Galicia y Buenos Aires, FRN, 8.25%, 7/19/26 (USD) (1)(2)	200,000	224
Banco Macro, FRN, 6.75%, 11/4/26 (USD) (1)(2)	300,000	317
Cablevision, 6.50%, 6/15/21 (USD) (2)	300,000	321
Cablevision, 6.50%, 6/15/21 (USD)	130,000	139
IRSA Propiedades Comerciales, 8.75%, 3/23/23 (USD)	270,000	305
Pampa Energia, 7.375%, 7/21/23 (USD)	300,000	328
Pampa Energia, 7.50%, 1/24/27 (USD)	250,000	272
YPF Sociedad Anonima, 6.95%, 7/21/27 (USD) (2)	350,000	372
		2,278
Government Bonds 0.5%		
YPF Sociedad Anonima, 8.75%, 4/4/24 (USD)	150,000	173
		173
Total Argentina (Cost $2,326)		2,451
BRAZIL 8.7%		
Corporate Bonds 8.7%		
Banco Bradesco, 5.75%, 3/1/22 (USD)	300,000	322
Banco do Brasil, FRN, 9.00% (USD) (1)(3)	200,000	215
Braskem Finance, 6.45%, 2/3/24 (USD)	200,000	227
Braskem Finance, 7.375% (USD) (3)	250,000	256
Cosan Luxembourg, 7.00%, 1/20/27 (USD) (2)	200,000	217
Cosan Luxembourg, 7.00%, 1/20/27 (USD)	200,000	217
Minerva Luxembourg, 6.50%, 9/20/26 (USD)	400,000	406
Minerva Luxembourg, 6.50%, 9/20/26 (USD) (2)	200,000	203
Petrobras Global Finance, 6.85% (USD) (3)	130,000	124
Petrobras Global Finance, 7.375%, 1/17/27 (USD)	60,000	66
Petrobras Global Finance, 8.75%, 5/23/26 (USD)	350,000	421
Petrobras Global Finance, 7.25%, 3/17/44 (USD)	230,000	240
Total Brazil (Cost $2,780)		2,914

CHILE 4.5%		
Corporate Bonds 4.5%		
Banco Santander Chile, 3.875%, 9/20/22 (USD)	500,000	526
Cencosud, 4.375%, 7/17/27 (USD) (2)	250,000	252
Cencosud, 6.625%, 2/12/45 (USD)	200,000	219
Enersis Americas, 4.00%, 10/25/26 (USD)	300,000	306
VTR Finance, 6.875%, 1/15/24 (USD)	200,000	212
Total Chile (Cost $1,468)		1,515
CHINA 8.6%		
Convertible Bonds 0.6%		
Ctrip.com, 1.25%, 9/15/22 (USD)	180,000	194
		194
Corporate Bonds 8.0%		
ENN Energy Holdings, 6.00%, 5/13/21 (USD)	400,000	440
Proven Honour Capital, 4.125%, 5/19/25 (USD)	200,000	208
Proven Honour Capital, 4.125%, 5/6/26 (USD)	550,000	567
State Grid Overseas Investments, 2.125%, 5/18/21 (USD)	600,000	591
West China Cement, 6.50%, 9/11/19 (USD)	500,000	517
Yanlord Land Hong Kong, 5.875%, 1/23/22 (USD)	350,000	366
		2,689
Total China (Cost $2,848)		2,883
COLOMBIA 5.2%		
Corporate Bonds 5.2%		
Banco de Bogota, 4.375%, 8/3/27 (USD) (2)	300,000	304
Banco de Bogota, 6.25%, 5/12/26 (USD) (2)	500,000	546
Banco de Bogota, 6.25%, 5/12/26 (USD)	200,000	219
BBVA Colombia, 4.875%, 4/21/25 (USD) (2)	375,000	399
Ecopetrol, 5.875%, 9/18/23 (USD)	150,000	167
Frontera Energy, 10.00%, 11/2/21 (USD) (2)(4)	90,000	101

Frontera Energy, 10.00%, 11/2/21 (USD) (4)	10,000	11
Total Colombia (Cost $1,647)		1,747
HONG KONG 4.8%		
Corporate Bonds 4.8%		
Bank of East Asia, FRN, 5.50% (USD) (1)(3)	300,000	307
CK Hutchison International, 3.50%, 4/5/27 (USD)	450,000	454
PCCW - HKT Capital No. 4, 5.75%, 4/17/22 (USD)	400,000	441
SmarTone Finance, 3.875%, 4/8/23 (USD)	400,000	407
Total Hong Kong (Cost $1,558)		1,609
INDIA 7.7%		
Corporate Bonds 7.7%		
Abja Investment, 5.95%, 7/31/24 (USD)	450,000	481
Adani Ports and Spcial Economic Zone, 3.95%, 1/19/22 (USD) (2)	450,000	463
Delhi International Airport, 6.125%, 10/31/26 (USD)	300,000	324
Housing Development Finance, 7.875%, 8/21/19	10,000,000	156
Reliance Holdings USA, 5.40%, 2/14/22 (USD)	550,000	605
Tata Motors, 5.75%, 10/30/24 (USD)	500,000	548
Total India (Cost $2,537)		2,577
INDONESIA 6.6%		
Corporate Bonds 6.6%		
Indika Energy Captial II, 6.875%, 4/10/22 (USD)	200,000	209
Listrindo Capital, 4.95%, 9/14/26 (USD)	450,000	459
Pakuwon Prima, 5.00%, 2/14/24 (USD)	430,000	438
Perusahaan Gas Negara, 5.125%, 5/16/24 (USD)	550,000	595
TBG Global, 5.25%, 2/10/22 (USD)	500,000	516
Total Indonesia (Cost $2,171)		2,217

JAMAICA 1.2%		
Corporate Bonds 1.2%		
Digicel Group, 8.25%, 9/30/20 (USD)	400,000	392
Total Jamaica (Cost $366)		392
KAZAKHSTAN 2.4%		
Corporate Bonds 2.4%		
HSBK Europe, 7.25%, 1/28/21 (USD)	300,000	332
KazMunayGas National, 4.75%, 4/19/27 (USD) (2)	450,000	457
Total Kazakhstan (Cost $757)		789
KUWAIT 1.2%		
Corporate Bonds 1.2%		
Equate Petrochemical, 3.00%, 3/3/22 (USD)	400,000	398
Total Kuwait (Cost $393)		398
LUXEMBOURG 2.5%		
Corporate Bonds 2.5%		
Altice Financing, 7.50%, 5/15/26 (USD) (2)	200,000	220
Millicom International Cellular, 5.125%, 1/15/28 (USD) (2)	200,000	201
Millicom International Cellular, 6.00%, 3/15/25 (USD) (2)	400,000	428
Total Luxembourg (Cost $821)		849
MALAYSIA 1.8%		
Corporate Bonds 1.8%		
Axiata, 3.466%, 11/19/20 (USD)	400,000	410
GOHL Capital, 4.25%, 1/24/27 (USD)	200,000	207
Total Malaysia (Cost $615)		617

MEXICO 6.5%		
Corporate Bonds 6.5%		
Alfa, 6.875%, 3/25/44 (USD)	220,000	249
Banco Mercantil del Norte, FRN, 5.75%, 10/4/31 (USD) (1)	300,000	310
Banco Mercantil del Norte, FRN, 7.625% (USD) (1)(2)(3)	200,000	219
BBVA Bancomer, FRN, 5.35%, 11/12/29 (USD) (1)(2)	200,000	204
BBVA Bancomer, FRN, 5.35%, 11/12/29 (USD) (1)	200,000	204
Elementia, 5.50%, 1/15/25 (USD)	300,000	319
Grupo Cementos Chihuahua, 5.25%, 6/23/24 (USD) (2)	210,000	219
Grupo Financiero Invermexico, FRN, 8.50% (USD) (1)(3)	225,000	239
Sixsigma Networks Mexico, 8.25%, 11/7/21 (USD)	200,000	208
Total Mexico (Cost $2,072)		2,171
MOROCCO 1.3%		
Corporate Bonds 1.3%		
OCP, 5.625%, 4/25/24 (USD)	200,000	216
OCP, 6.875%, 4/25/44 (USD)	200,000	226
Total Morocco (Cost $429)		442
PANAMA 1.1%		
Corporate Bonds 1.1%		
C&W Senior Financing Designate, 6.875%, 9/15/27 (USD) (2)	350,000	365
Total Panama (Cost $350)		365
PERU 3.3%		
Corporate Bonds 3.3%		
Banco Credito Del Peru, FRN, 6.875%, 9/16/26 (USD) (1)	200,000	229
BBVA Banco Continental, FRN, 5.25%, 9/22/29 (USD) (1)	450,000	489
VM Holdings, 5.375%, 5/4/27 (USD) (2)	375,000	395
Total Peru (Cost $1,044)		1,113

PHILIPPINES 4.5%		
Corporate Bonds 4.5%		
AYC Finance, 5.125% (USD) (3)	300,000	307
ICTSI Treasury, 5.875%, 9/17/25 (USD)	600,000	662
SM Investments, 4.875%, 6/10/24 (USD)	500,000	533
Total Philippines (Cost $1,458)		1,502
RUSSIA 4.9%		
Corporate Bonds 4.9%		
GAZ Capital, 6.51%, 3/7/22 (USD)	250,000	278
GTH Finance, 7.25%, 4/26/23 (USD)	200,000	227
GTLK Europe, 5.125%, 5/31/24 (USD)	300,000	305
Sberbank of Russia, 6.125%, 2/7/22 (USD)	570,000	624
Vimpelcom Holdings, 4.95%, 6/16/24 (USD) (2)	200,000	205
Total Russia (Cost $1,573)		1,639
SOUTH AFRICA 4.4%		
Corporate Bonds 4.4%		
MTN Mauritius Investments, 5.373%, 2/13/22 (USD)	200,000	208
MTN Mauritius Investments, 6.50%, 10/13/26 (USD)	350,000	377
Myriad International Holdings, 4.85%, 7/6/27 (USD) (2)	400,000	415
Stillwater Mining, 6.125%, 6/27/22 (USD) (2)	450,000	458
Total South Africa (Cost $1,415)		1,458
TURKEY 3.5%		
Corporate Bonds 3.5%		
Akbank, 5.125%, 3/31/25 (USD)	200,000	198
Akbank, FRN, 7.20%, 3/16/27 (USD) (1)(2)	450,000	475
Turkiye Garanti Bankasi, FRN, 6.125%, 5/24/27 (USD) (1)(2)	200,000	201
Turkiye Garanti Bankasi, FRN, 6.125%, 5/24/27 (USD) (1)	300,000	301

Total Turkey (Cost $1,170)		1,175
UKRAINE 0.0%		
Corporate Bonds 0.0%		
Mriya Agro Holding, 9.45%, 4/19/18 (USD) (2)(5)(9)	200,000	11
Total Ukraine (Cost $198)		11
UNITED ARAB EMIRATES 5.1%		
Convertible Bonds 0.6%		
DP World, 1.75%, 6/19/24 (USD)	200,000	206
		206
Corporate Bonds 2.7%		
Emaar Sukuk, 3.635%, 9/15/26 (USD)	450,000	444
Emirates Airlines, 4.50%, 2/6/25 (USD)	428,568	441
		885
Government Bonds 1.8%		
Emirates NBD Tier 1, FRN, 5.75% (USD) (1)(3)	600,000	612
		612
Total United Arab Emirates (Cost $1,695)		1,703
ZAMBIA 0.9%		
Corporate Bonds 0.9%		
First Quantum Minerals, 7.25%, 5/15/22 (USD)	300,000	309
Total Zambia (Cost $312)		309
SHORT-TERM INVESTMENTS 0.9%		
Money Market Funds 0.8%		
T. Rowe Price Government Reserve Fund, 1.07% (6)(7)	276,666	277
		277

U.S. Treasury Obligations 0.1%

U.S. Treasury Notes, 0.875%, 11/15/17 (8)	30,000	30
		30
Total Short-Term Investments (Cost $307)		307

(Amounts in 000s, except for contracts)

OPTIONS PURCHASED 0.0%

OTC Options Purchased 0.0%

Counterparty	Description	Contracts	Contract Notional Amount	Value
Bank of America	KRW Put/USD Call, 11/16/17 @ 1,165.00 (KRW) (9)	1	356,005	3
Citigroup Global Markets	KRW Put/USD Call, 1/8/18 @ 1,185.00 (KRW) (9)	1	331,078	3
Total OTC Options Purchased (Cost $12)				6
Total Options Purchased (Cost $12)				6

Total Investments in Securities

98.9% of Net Assets (Cost $32,322) **$ 33,159**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.

(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $8,192 and represents 24.4% of net assets.

(3) Perpetual security with no stated maturity date.

(4) Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.

(5) In default with respect to payment of interest.

(6) Seven-day yield

(7) Affiliated Company

(8) At September 30, 2017, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

(9) Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Corporate Multi-Sector Account Portfolio (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund is available for investment only to institutional accounts managed by T. Rowe Price Associates, Inc., and is not available for direct purchase by members of the public. The fund seeks high current income and, secondarily, capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the same business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of September 30, 2017, securities valued at $21,000 had been posted by the fund to counterparties for bilateral derivatives.

While typically not sold similar to equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

Options
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values and/or currency values; and, for written options, potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries; at period-end, approximately 77% of the fund’s net assets were invested in emerging markets and 13% in frontier markets. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Noninvestment-Grade Debt
At September 30, 2017, approximately 58% of the fund’s net assets were invested, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt including “high yield” or “junk” bonds or leveraged loans. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Investments in noninvestment-grade holdings may be considered speculative.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Par/Shares	$ Value
ARGENTINA 2.7%		
Government Bonds 2.7%		
Republic of Argentina, 5.625%, 1/26/22 (USD)	230,000	242
Republic of Argentina, 6.875%, 4/22/21 (USD)	150,000	164
Republic of Argentina, 18.20%, 10/3/21	5,020,000	301
Republic of Argentina, FRN, 7D ARPP, 26.25%, 6/21/20	4,530,000	277
Total Argentina (Cost $1,001)		984
BRAZIL 11.3%		
Corporate Bonds 0.7%		
BRF - Brasil Foods, 7.75%, 5/22/18	300,000	95
Petrobras Global Finance, 5.999%, 1/27/28 (USD) (1)	58,000	58
Petrobras Global Finance, 8.75%, 5/23/26 (USD)	70,000	84
		237
Government Bonds 10.6%		
Brazil Notas do Tesouro Nacional, Inflation-Indexed 6.00%, 5/15/21	530,000	535
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	8,350,000	2,731
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	830,000	269
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/27	840,000	270
		3,805
Total Brazil (Cost $3,777)		4,042
CHILE 1.7%		
Government Bonds 1.7%		
Banco Central de Chile, 4.50%, 4/1/20	90,000,000	145
Banco Central de Chile, 6.00%, 3/1/23	65,000,000	113
Bonos Vigentes Tesoreria de la Republica 4.50%, 3/1/26	230,000,000	363
Total Chile (Cost $610)		621

HUNGARY 1.6%		
Government Bonds 1.6%		
Republic of Hungary, 7.50%, 11/12/20	121,400,000	558
Total Hungary (Cost $493)		558
INDONESIA 9.7%		
Corporate Bonds 0.8%		
Standard Chartered Bank, CLN (Reference: Republic of Indonesia), 9.00%, 3/19/29 (1)	3,100,000,000	271
		271
Government Bonds 8.9%		
Republic of Indonesia, 5.625%, 5/15/23	14,337,000,000	1,037
Republic of Indonesia, 6.125%, 5/15/28	14,330,000,000	1,037
Republic of Indonesia, 7.00%, 5/15/22	13,120,000,000	1,010
Republic of Indonesia, 7.875%, 4/15/19	1,259,000,000	97
		3,181
Total Indonesia (Cost $3,284)		3,452
MALAYSIA 4.8%		
Government Bonds 4.8%		
Government of Malaysia, 3.48%, 3/15/23	1,530,000	357
Government of Malaysia, 4.39%, 7/7/23	4,140,000	1,000
Government of Malaysia, 4.935%, 9/30/43	1,440,000	346
Total Malaysia (Cost $1,696)		1,703
MEXICO 10.9%		
Corporate Bonds 0.6%		
America Movil, 6.45%, 12/5/22	2,000,000	106
Red Carreteras Occide, 9.00%, 6/10/28 (1)	2,000,000	106
		212

Government Bonds 10.3%		
Mexican Udibonos, Inflation-Indexed, 2.50%, 12/10/20	5,952,349	321
Petroleos Mexicanos, 7.19%, 9/12/24 (1)	1,960,000	98
United Mexican States, 3.625%, 3/15/22 (USD)	132,000	139
United Mexican States, 5.00%, 12/11/19	9,022,000	478
United Mexican States, 6.50%, 6/9/22	8,380,000	457
United Mexican States, 7.50%, 6/3/27	16,400,000	941
United Mexican States, 7.75%, 5/29/31	7,600,000	443
United Mexican States, 8.50%, 5/31/29	5,870,000	362
United Mexican States, 8.50%, 11/18/38	395,000	25
United Mexican States, 10.00%, 12/5/24	6,406,000	417
		3,681
Total Mexico (Cost $3,952)		3,893
PERU 1.4%		
Government Bonds 1.4%		
Republic of Peru, 5.70%, 8/12/24	585,000	191
Republic of Peru, 8.20%, 8/12/26	810,000	307
Total Peru (Cost $450)		498
PHILIPPINES 0.9%		
Government Bonds 0.9%		
Republic of Philippines, 6.25%, 1/14/36	15,000,000	332
Total Philippines (Cost $355)		332
POLAND 3.4%		
Government Bonds 3.4%		
Republic of Poland, 5.75%, 9/23/22	3,880,000	1,213
Total Poland (Cost $1,085)		1,213

ROMANIA 3.5%		
Government Bonds 3.5%		
Republic of Romania, 5.80%, 7/26/27	730,000	213
Republic of Romania, 5.95%, 6/11/21	3,560,000	1,025
Total Romania (Cost $1,158)		1,238
RUSSIA 7.6%		
Government Bonds 7.6%		
Russian Federation, 7.60%, 7/20/22	84,223,000	1,472
Russian Federation, 8.15%, 2/3/27	57,909,000	1,055
Russian Federation, 8.50%, 9/17/31	10,400,000	195
Total Russia (Cost $2,490)		2,722
SERBIA 3.5%		
Government Bonds 3.5%		
Republic of Serbia, 10.00%, 9/11/21	30,880,000	364
Republic of Serbia, 10.00%, 2/5/22	73,200,000	872
Total Serbia (Cost $1,044)		1,236
SOUTH AFRICA 7.8%		
Government Bonds 7.8%		
Republic of South Africa, 7.00%, 2/28/31	9,990,000	616
Republic of South Africa, 7.25%, 1/15/20	10,950,000	809
Republic of South Africa, 8.00%, 12/21/18	2,229,000	166
Republic of South Africa, 10.50%, 12/21/26	14,486,000	1,202
Total South Africa (Cost $2,755)		2,793
SOUTH KOREA 0.7%		
Government Bonds 0.7%		
Export Import Bank of Korea, 8.00%, 5/15/18 (IDR)	3,500,000,000	261

Total South Korea (Cost $264)		261
SRI LANKA 4.9%		
Government Bonds 4.9%		
Republic of Sri Lanka, 6.20%, 5/11/27 (USD) (1)	200,000	210
Republic of Sri Lanka, 9.00%, 5/1/21	45,000,000	286
Republic of Sri Lanka, 9.25%, 5/1/20	118,000,000	764
Republic of Sri Lanka, 11.00%, 8/1/24	75,000,000	510
Total Sri Lanka (Cost $1,694)		1,770
SUPRANATIONAL 0.7%		
Government Bonds 0.7%		
European Investment Bank, 6.95%, 2/6/20 (IDR) (1)	3,260,000,000	247
Total Supranational (Cost $255)		247
THAILAND 4.9%		
Government Bonds 4.9%		
Kingdom of Thailand, 3.40%, 6/17/36	1,700,000	55
Kingdom of Thailand, 3.625%, 6/16/23	15,767,000	518
Kingdom of Thailand, 3.775%, 6/25/32	8,667,000	291
Kingdom of Thailand, 3.85%, 12/12/25	17,350,000	584
Kingdom of Thailand, 4.875%, 6/22/29	5,000,000	186
Kingdom of Thailand, Inflation-Indexed, 1.25%, 3/12/28	3,834,367	111
Total Thailand (Cost $1,666)		1,745
TURKEY 4.0%		
Corporate Bonds 0.2%		
Turkiye Garanti Bankasi, 7.375%, 3/7/18	300,000	82
		82
Government Bonds 3.8%		
Republic of Turkey, 9.40%, 7/8/20	760,000	205

Republic of Turkey, 10.60%, 2/11/26	4,100,000	1,147
		1,352
Total Turkey (Cost $1,524)		1,434

SHORT-TERM INVESTMENTS 3.5%

Money Market Funds 3.5%

T. Rowe Price Government Reserve Fund, 1.07% (2)(3)	1,247,516	1,248
Total Short-Term Investments (Cost $1,248)		1,248
Total Investments in Securities		
95.7% of Net Assets (Cost $33,046)		**$ 34,215**

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $1,072 and represents 3.0% of net assets.

(2) Seven-day yield

(3) Affiliated Company

3M HKD LIBOR	Three month HKD HIBOR (Hong Kong interbank offered rate)
3M MYR LIBOR	Three month MYR KLIBOR (Kuala Lumpur interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
7D ARPP	Argentine Central Bank seven day repo reference rate
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
BRL CDI	One day Brazilian interbank deposit rate
CHF	Swiss Franc
CLN	Credit Linked Note
CLP	Chilean Peso
CNH	Offshore China Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
FRN	Floating-Rate Note
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint

Forward Currency Exchange Contracts
(Amounts in 000s)

Counterparty	Settlement	Receive		Deliver		Unrealized Gain (Loss)
Bank of America Merrill Lynch	10/13/17	RON	978	USD	252$	—
Bank of America Merrill Lynch	10/13/17	USD	123	MXN	2,246	(1)
Bank of America Merrill Lynch	10/13/17	USD	424	RON	1,709	(15)
Bank of America Merrill Lynch	10/13/17	USD	278	RUB	17,155	(19)
Bank of America Merrill Lynch	10/27/17	CZK	8,568	USD	360	30
Bank of America Merrill Lynch	10/27/17	USD	202	EUR	185	(17)
Bank of America Merrill Lynch	11/3/17	INR	44,626	USD	695	(14)
Bank of America Merrill Lynch	11/10/17	USD	1,432	ZAR	19,291	16
Bank of America Merrill Lynch	11/17/17	USD	354	AUD	447	3
Bank of America Merrill Lynch	11/17/17	USD	347	GBP	268	(13)
Bank of America Merrill Lynch	12/8/17	TRY	244	USD	69	(2)
Barclays Bank	10/13/17	MXN	3,709	USD	208	(5)
Barclays Bank	10/13/17	RON	956	USD	239	7
Barclays Bank	11/3/17	USD	197	CLP	122,165	6
Barclays Bank	11/10/17	USD	42	ZAR	544	2
Barclays Bank	12/4/17	USD	271	BRL	869	(1)
Barclays Bank	12/8/17	TRY	245	USD	69	(2)
BNP Paribas	10/10/17	MYR	112	USD	26	—
BNP Paribas	10/10/17	MYR	760	USD	181	(1)
BNP Paribas	10/10/17	USD	265	MYR	1,119	1
BNP Paribas	10/10/17	USD	90	MYR	387	(2)
BNP Paribas	10/13/17	MXN	635	USD	35	—
BNP Paribas	10/13/17	PLN	1,248	USD	352	(10)
BNP Paribas	10/13/17	USD	91	PLN	341	(2)
BNP Paribas	11/3/17	THB	11,756	USD	355	(2)
BNP Paribas	11/3/17	USD	351	TWD	10,549	2
BNP Paribas	11/10/17	USD	37	ZAR	502	—
BNP Paribas	11/10/17	ZAR	2,084	USD	161	(8)
BNP Paribas	12/1/17	ARS	1,635	USD	91	1
BNP Paribas	12/1/17	COP	5,328,671	USD	1,794	8
BNP Paribas	12/4/17	USD	135	BRL	434	(1)
BNP Paribas	1/12/18	MYR	1,119	USD	265	(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Local Multi-Sector Account Portfolio
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Local Multi-Sector Account Portfolio (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund is available for investment only to institutional accounts managed by T. Rowe Price Associates, Inc., and is not available for direct purchase by members of the public. The fund seeks high current income and, secondarily, capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

On August 1, 2017, the fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2017:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2017.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the same business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account by the fund’s custodian. As of September 30, 2017, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of September 30, 2017, cash of $51,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

While typically not sold similar to equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions.

Forward Currency Exchange Contracts
The fund uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

Swaps
The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).

Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets
The fund may invest, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries; at period-end, approximately 78% of the fund’s net assets were invested in emerging markets and 15% in frontier markets. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Noninvestment-Grade Debt
At September 30, 2017, approximately 44% of the fund’s net assets were invested, either directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt including “high yield” or “junk” bonds or leveraged loans. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Investments in noninvestment-grade holdings may be considered speculative.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Sector Account Portfolios, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2017